Standards Issued but Not Yet Effective - Schedule of Amended Standards on the Group’s Consolidated Financial Statements (Details)	12 Months Ended
Feb. 28, 2026
IFRS 7 and IFRS 9: Amendments to the Classification and Measurement of Financial Instruments [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to IFRS Accounting Standards	January 1, 2026
Annual Improvements to IFRS Accounting Standards [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to IFRS Accounting Standards	January 1, 2026
IFRS 18: Presentation and Disclosure in Financial Statements [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to IFRS Accounting Standards	January 1, 2027
IFRS 19: Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to IFRS Accounting Standards	January 1, 2027
Amendments to IAS 21: Lack of Exchangeability [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to IFRS Accounting Standards	January 1, 2027 [1]
Amendments to IAS 28 and IFRS 10: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to IFRS Accounting Standards	To be determined

[1]	The effective date is for the updated sections only - Translation to a Hyperinflationary Presentation Currency.